NOTE 4 - ACQUISITION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
NOTE 4 - ACQUISITION

NOTE 4 – ACQUISITIONS

On May 13, 2022, we entered into a Company Acquisition Agreement (Purchase Agreement) with US Acquisitions, LLC, a California limited liability company (Seller) concerning the contemplated sale by Seller and the purchase by us of 51% of the membership interests Seller held in Whisl, a Texas limited liability company. Whisl provides local US termination for Voice through its FCC license of VoIP Service number 832742; and is in the process to obtain a C-Lec FCC License over next 12 months. Whisl is one of the premier Intermediate Voice Providers in the USA. It has been a carrier since 2017 with billions of minutes traversing its network and provides its customers with multiple levels of Redundancy, Diversity, and Disaster Recovery for their applications and ability to make changes to underlying carrier configuration in real time. Whisl offers a single carrier solution for Voice Global services, and its customers benefit from hundreds of interconnection agreements that the company has cultivated since its inception. Pursuant to the Purchase Agreement, the closing of the purchase of the 51% membership interests was $1,800,000, which consisted of $1,250,000 in cash and $550,000 in our restricted common stock to Seller, which amounts to 1,461,653 shares of common stock.

On June 1, 2022, we entered into a Purchase Agreement for the purchase of 51% of the membership interests in Smartbiz, a Florida Corporation which provides telecommunication services, dedicated to VoIP business for wholesale and retail markets. The purchase price for the acquisition was $1,800,000, which consisted of $800,000 in cash and $1,000,000 in our common stock to the seller, which amounts to 2,850,330 shares of common stock.

Smartbiz and Whisl have been included in our consolidated results of operations since the acquisition dates.

The following table summarizes the fair value of the consideration paid by the Company:

Whisl

May 13,
Fair Value of Consideration:	2022
Cash	$1,000,000
Payable to seller	250,000
1,461,653 shares of common stock	550,000
Total Purchase Price	$1,800,000

Smartbiz

June 1,
Fair Value of Consideration:	2022
Cash	$725,000
Payable to seller	75,000
2,850,330 shares of common stock	1,000,000
Total Purchase Price	$1,800,000

The following table summarizes the identifiable assets acquired and liabilities assumed upon acquisition of Smartbiz and Whisl and the calculation of goodwill:

Whisl

Total purchase price	$1,800,000
Cash	141,113
Accounts receivable	109,762
Total identifiable assets	250,875

Accounts payable	(241,426)
Other current liabilities	(2,075)
Total liabilities assumed	(243,501)
Net assets	7,374

Non-controlling interest	3,613
Total net assets	3,761
Goodwill	$1,796,239

Smartbiz

Total purchase price	$1,800,000
Cash	19,755
Accounts receivable	789,515
Total identifiable assets	809,270

Accounts payable	(807,265)
Other current liabilities	(76,839)
Total liabilities assumed	(884,104)
Net assets	(74,834)

Non-controlling interest	(36,669)
Total net assets	(38,165)
Goodwill	$1,838,165

Unaudited combined proforma results of operations for the nine months ended September 30, 2022 and 2021 as though the Company acquired Smartbiz and Whisl on January 1, 2021, are set forth below:

	Nine Months Ended
	September 30,
	2022	2021
Revenues	$69,165,130	$59,028,492
Cost of revenues	66,683,557	56,430,726
Gross profit	2,481,573	2,597,766

Operating expenses	4,322,526	4,724,857
Operating loss	(1,840,953)	(2,127,091)

Other expense	(38,073)	(820,593)

Net Loss	$(1,879,026)	$(2,947,684)

NOTE 4 - ACQUISITION

IoT Labs

On April 15, 2020, we entered into a Company Acquisition Agreement (the “Agreement”) with Francisco Bunt regarding the acquisition of 51% of the shares in IoT Labs, whose principal business activity is the sale of Short Messages (SMS) between USA and Mexico, for $180,000.

The following table summarizes the identifiable assets acquired and liabilities assumed upon acquisition of IoT Labs and the calculation of goodwill:

Total purchase price	$180,000
Cash	135,781
Other current assets	953
Property and equipment	34,075
Intangible asset	21,875
Total identifiable assets	192,684
Accounts payable	(100)
Total liabilities assumed	(100)
Net assets	192,584
Non-controlling interest	94,366
Total net assets	98,218
Goodwill	$81,782

Unaudited combined proforma results of operations for the year ended December 31, 2020 as though the Company acquired IoT Labs on January 1, 2020, are set forth below:

December 31,
2020
Revenues	$55,784,168
Cost of revenues	54,631,017
Gross profit	1,153,151

Operating expenses	4,224,903
Operating loss	(3,071,752)

Other expense	(3,487,315)
Net Loss	$(6,559,067)